Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000135933 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	83.01%
C000135933 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000135933 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000135933 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000135933 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000135933 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000135933 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000135933 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000135933 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000135933 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
C000135933 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000135933 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.58%
C000135933 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.23%
C000006344 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	83.01%
C000006344 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000006344 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000006344 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006344 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006344 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000006344 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000006344 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000006344 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000006344 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
C000006344 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000006344 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.58%
C000006344 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.23%
C000006342 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	83.01%
C000006342 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000006342 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000006342 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006342 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006342 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000006342 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000006342 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000006342 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000006342 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
C000006342 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000006342 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.58%
C000006342 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.23%